Restructuring, Impairment and Plant Closing and Transition Costs	12 Months Ended
Dec. 31, 2022
Restructuring and Related Activities [Abstract]
Restructuring, Impairment and Plant Closing and Transition Costs
Note 13. Restructuring, Impairment and Plant Closing and Transition Costs
Venator has initiated various restructuring programs in an effort to reduce operating costs and maximize operating efficiency.

Restructuring Activities

Company-wide Restructuring

In the fourth quarter of 2022, we implemented a plan to reduce selling, general and administrative expenses across all of our businesses. As part of the program, we recorded cash restructuring expense of $2 million for the year ended December 31, 2022, all of which related to employee benefits.

In December 2020, we implemented a plan to decommission certain existing equipment in a section of our Duisburg, Germany Titanium Dioxide manufacturing site. As part of the program, we recorded cash restructuring expense of nil and $10 million for the years ended December 31, 2022 and 2021, all of which was related to employee benefits. We recorded restructuring expense of $30 million for the year ended December 31, 2020, of which $20 million was accelerated depreciation and $10 million related to employee benefits. 2020 restructuring expense consisted of $10 million of cash expenses and $20 million of non-cash expense.
Titanium Dioxide Segment

In July 2016, we implemented a plan to close our Umbogintwini, South Africa Titanium Dioxide manufacturing facility. As part of the program, we recorded restructuring expense of nil, nil and $1 million for the years ended December 31, 2022, 2021 and 2020, respectively, all of which related to plant shutdown costs. In connection with this plan, in August 2020 we sold the Umbogintwini facility. Accordingly, during the third quarter of 2020 we received proceeds of $6 million related to this sale and recognized a corresponding gain on disposal of assets of $6 million. This gain is recorded in the Other operating expense, net in our consolidated statements of operations.

In March 2017, we implemented a plan to close the white end finishing and packaging operation of our Titanium Dioxide manufacturing facility at our Calais, France site. The announced plan follows the 2015 closure of the black-end manufacturing operations and resulted in the closure of the entire facility. As part of the program, we recorded restructuring and plant closure expense of $5 million, $9 million and $5 million for the years ended December 31, 2022, 2021 and 2020, respectively, all of which related to plant shutdown costs. $5 million of the plant shutdown costs recorded in 2021 were non-restructuring plant closure costs. We expect to incur additional cash plant shutdown costs of approximately $8 million through 2024.

In September 2018, we implemented a plan to close our Pori, Finland Titanium Dioxide manufacturing facility. We recorded approximately $18 million of restructuring expense and plant closing costs the year ended December 31, 2022, of which approximately $14 million was restructuring expense related to the plan and $4 million was for minimum annual quantities and a termination fee under a gas supply contract for which $16 million is recorded as accrued liabilities and $19 million is recorded as other non-current liabilities on our consolidated balance sheet as of December 31, 2022. Restructuring expense consists of $2 million related to accelerated depreciation and $12 million related to cash plant shutdown costs.

We recorded approximately $49 million of restructuring expense and plant closing costs related to our Pori facility for the year ended December 31, 2021, of which approximately $12 million was restructuring expense related to the plan and $37 million was related to minimum annual quantities under a gas supply contract. Restructuring expense consists of $5 million related to accelerated depreciation, $5 million related to plant shutdown costs, and $2 million related to employee benefits. This restructuring expense consisted of $7 million of cash expense and a net noncash expense of $5 million.

We recorded restructuring expense related to our Pori facility of $19 million for the year ended December 31, 2020, of which $12 million related to accelerated depreciation, $5 million related to plant shutdown costs, and $2 million related to employee benefits. This restructuring expense consisted of $7 million of cash expense and a net noncash expense of $12 million.

We expect to incur additional charges of approximately $27 million at our Pori site through the end of 2025, of which $1 million relates to accelerated depreciation, $23 million relates to plant shut down costs, $2 million relates to other employee costs and $1 million related to the write off of other assets. Future charges consist of $2 million of noncash costs and $25 million of cash costs.

Performance Additives Segment

In May 2021, we completed the sale of our water treatment business for approximately $6 million in cash. We recorded a loss on disposal of $2 million, which is included in Other income in our consolidated statements of operations.
Accrued Restructuring Costs

As of December 31, 2022, 2021 and 2020, current and non-current accrued restructuring costs by type of cost and initiative consisted of the following:

	Workforce reductions(1)	Other restructuring costs	Total(2) (3)
Accrued restructuring costs as of January 1, 2020	$15	$1	$16
2020 adjustments for 2019 and prior initiatives	(1)	(1)	(2)
2020 charges for 2019 and prior initiatives	5	10	15
2020 charges for 2020 initiatives	9	1	10
2020 payments for 2019 and prior initiatives	(11)	(9)	(20)
2020 payments for 2020 initiatives	—	(1)	(1)
Foreign currency effect on liability balance	1	—	1
Accrued restructuring costs as of December 31, 2020	$18	$1	$19
2021 charges for 2020 and prior initiatives	12	10	22
2021 payments for 2020 and prior initiatives	(7)	(10)	(17)
Foreign currency effect on liability balance	(1)	(1)	(2)
Accrued restructuring costs as of December 31, 2021	$22	$—	$22
2022 charges for 2019 and prior initiatives	1	18	19
2022 charges for 2022 initiatives	3	—	3
2022 payments for 2019 and prior initiatives	(4)	(18)	(22)
2022 payments for 2020 initiatives	(11)	—	(11)
2022 payments for 2022 initiatives	(2)	—	(2)
Foreign currency effect on liability balance	(1)	—	(1)
Accrued restructuring costs as of December 31, 2022	$8	$—	$8
Current portion of restructuring reserves	$6	$—	$6
Long-term portion of restructuring reserve	$2	$—	$2

(1)The total workforce reduction reserves of $8 million at December 31, 2022 relate to the termination of 44 positions, of which 40 positions had been terminated but not yet paid as of December 31, 2022.
(2)Accrued liabilities remaining at December 31, 2022 and 2021 by year of initiatives were as follows:

	December 31,
	2022	2021
2019 initiatives and prior	$4	$8
2020 initiatives	3	14
2022 initiatives	1	—
Total	$8	$22
(3)All total accrued restructuring costs as of December 31, 2022, 2021 and 2020 were related to the Titanium Dioxide segment, with the exception of nil, $1 million, and $1 million, respectively, which were related to the Performance Additives segment.

Restructuring, Impairment and Plant Closing and Transition Costs

Details with respect to restructuring, impairment and plant closing and transition costs for the years ended December 31, 2022, 2021 and 2020 are provided below:

	2022	2021	2020
Cash restructuring charges	$22	$21	$25
Other plant closure costs	4	42	—
Accelerated depreciation	2	5	32
Impairment of assets	114	—	3
Adjustments to restructuring plans initiated prior to 2019	—	—	(2)
Total Restructuring, Impairment of Plant Closing and Transition Costs	$142	$68	$58